SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Notional amount	$ 2,100
Loss incurred	28
Fair value of option outstanding	15
Change in fair value of option outstanding	$ 13